UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2005
                                                   ----------------------------

Check here if Amendment  [    ] ;  Amendment Number: ---------
       This Amendment  (Check only one.): [    ]  is a restatement.
                                          [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Sound Shore Management, Inc.
                  -----------------------------------------------------
Address:              8 Sound Shore Drive, Suite 180
                  -----------------------------------------------------
                      Greenwich, CT  06830
                  -----------------------------------------------------

Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 /s/ Shanna S. Sullivan
                  -----------------------------------------------------
Title:                Vice President
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Shanna S. Sullivan            Greenwich, CT                July 14, 2005
-------------------------    ------------------------------   -----------------
         (Signature)                (City, State)                    (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         48
                                                     ------------------------

Form 13F Information Table Value Total:                     $4,724,106
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

                                      NONE

Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830
                                                                                                                       6/30/2005
                                                                                                      Item
            Item 1               Item 2     Item 3           Item 4   Item 5           Item 6          7             Item 8
        Name of Issuer           Title      Cusip        Mkt. Value   Shares    Investment Discretion Mgrs.      Voting Authority
                                                                                ---------------------           ----------------
                                   of       Number          x $1000              Sole  Shared Other         Sole      Shared    None
                                 Class                                           (A)    (B)    (C)           (A)       (B)       (C)
-----------------------------   ----------  ------------  ---------- ----------  -------------------  ----- ------------------------

Aetna Life & Casualty Co.      COMMON      00817Y108         95,981   1,158,908   X                         1,063,208   0     95,700
Agilent Technologies, Inc.     COMMON      00846U101        119,835   5,205,670   X                         4,787,770   0    417,900
Altria Group, Inc.             COMMON      02209S103          1,170      18,100   X                            10,800   0      7,300
Ambac Financial Group, Inc     COMMON      023139108        140,557   2,014,866   X                         1,845,566   0    169,300
Aon Corporation                COMMON      037389103        129,432   5,169,011   X                         4,750,011        419,000
Baxter International Inc       COMMON      071813109        124,678   3,360,595   X                         3,085,395   0    275,200
Berkshire Hathaway, Inc.       COMMON      084670108        163,243       1,955   X                             1,786   0        169
Berkshire Hathaway, Inc. Cl B  COMMON      084670207         13,700       4,922   X                             4,922   0          0
CIGNA Corporation              COMMON      125509109        162,152   1,515,018   X                         1,392,218   0    122,800
CSX Corporation                COMMON      126408103        126,230   2,958,983   X                         2,724,483   0    234,500
CenturyTel, Inc.               COMMON      156700106        101,738   2,937,849   X                         2,687,549   0    250,300
Chiron Corporation             COMMON      170040109        144,358   4,137,525   X                         3,799,525   0    338,000
Chubb Corporation              COMMON      171232101        150,459   1,757,498   X                         1,614,698   0    142,800
CitiGroup, Inc.                COMMON      172967101          1,389      30,053   X                             2,712   0     27,341
Citizen's Communications       COMMON      17453B101            591      44,000   X                            22,000   0     22,000
Dana Corporation               COMMON      235811106         49,124   3,272,783   X                         2,981,966   0    290,817
Devon Energy Corporation       COMMON      25179M103         30,342     598,701   X                           548,301   0     50,400
Directv Group Inc              COMMON      25459L106        165,892  10,702,686   X                         9,812,286   0    890,400
El Paso Corporation            COMMON      28336L109         95,273   8,270,268   X                         7,580,568   0    689,700
Fannie Mae                     COMMON      313586109            625      10,700   X                             2,700   0      8,000
Freescale Semiconductor Inc. A COMMON      35687M107        103,212   4,912,519   X                         4,515,819   0    396,700
Genworth Financial, Inc.       COMMON      37247D106        157,060   5,195,496   X                         4,774,196   0    421,300
Georgia Pacific Corporation    COMMON      373298108        129,232   4,063,903   X                         3,737,403   0    326,500
Hewlett-Packard Company        COMMON      428236103        101,740   4,327,538   X                         3,966,138   0    361,400
Honda Motor Co. Ltd            COMMON      438128308         92,671   3,765,569   X                         3,445,169   0    320,400
Interpublic Group of Cos.      COMMON      460690100        151,341  12,425,352   X                        11,429,152   0    996,200
Laboratory Corp of America     COMMON      50540R409        123,838   2,481,717   X                         2,269,517   0    212,200
Liberty Media Corporation      COMMON      530718105        170,154  16,698,144   X                        15,349,044   0  1,349,100
Lyondell Chemical Company      COMMON      552078107         64,821   2,453,475   X                         2,250,975   0    202,500
McDonald's Corporation         COMMON      580135101        107,906   3,888,488   X                         3,564,588   0    323,900
Merck & Co. Inc.               COMMON      589331107            444      14,400   X                                 0   0     14,400
Presidential Life Corporation  COMMON      740884101            171      10,000   X                             5,000   0      5,000
Quest Diagnostics, Inc.        COMMON      74834L100            213       4,000   X                             4,000   0
Royal Dutch Petroleum Company  COMMON      780257804        145,867   2,247,560   X                         2,063,860   0    183,700
Southwest Airlines Company     COMMON      844741108        127,698   9,167,088   X                         8,431,088   0    736,000
Sprint Corporation             COMMON      852061100            740      29,500   X                            12,500   0     17,000
TJX Companies, Inc.            COMMON      872540109            925      38,000   X                            20,000   0     18,000
Texas Instruments Inc.         COMMON      882508104         86,772   3,091,254   X                         2,834,854   0    256,400
Textron Incorporated           COMMON      883203101            607       8,000   X                             4,000   0      4,000
Thermo Electron Corporation    COMMON      883556102        148,806   5,538,012   X                         5,079,512   0    458,500
Time Warner, Inc.              COMMON      887317105        193,200  11,561,969   X                        10,644,869   0    917,100
Tyco International Ltd.        COMMON      902124106        164,972   5,649,725   X                         5,204,025   0    445,700
U.S. Bancorp                   COMMON      902973304        151,929   5,203,048   X                         4,801,348   0    401,700
UnumProvident Corporation      COMMON      91529Y106        155,663   8,496,886   X                         7,806,586   0    690,300
Waste Management, Inc.         COMMON      94106L109        163,957   5,785,340   X                         5,322,240   0    463,100
Watson Pharmaceuticals, Inc.   COMMON      942683103        142,427   4,818,249   X                         4,429,549   0    388,700
Williams Companies, Inc.       COMMON      969457100        112,345   5,912,877   X                         5,420,977   0    491,900
Flextronics International      COMMON      Y2573F102        108,626   8,223,010   X                         7,563,810   0    659,200

   Totals:                         48                     4,724,106
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